Schedule of investments

Delaware Growth Equity Fund December 31, 2019 (Unaudited)

	Number of Shares	Value (US$)
Common Stock – 98.82% ✧
Communication Services - 8.87%
Alphabet Class A †	17,080	$22,876,781
Comcast Class A	331,500	14,907,555
Facebook Class A †	102,500	21,038,125
		58,822,461
Consumer Discretionary - 11.94%
AutoZone †	13,400	15,963,554
Burlington Stores †	70,500	16,076,115
Deckers Outdoor †	106,600	18,000,476
Dunkin’ Brands Group	168,413	12,721,918
Target	128,091	16,422,547
		79,184,610
Consumer Staples - 4.21%
Procter & Gamble	114,012	14,240,099
Walmart	115,312	13,703,678
		27,943,777
Energy - 0.86%
Chevron	47,300	5,700,123
		5,700,123
Financials - 5.67%
Bank of America	431,300	15,190,386
Discover Financial Services	119,690	10,152,106
US Bancorp	206,830	12,262,951
		37,605,443
Healthcare - 19.46%
Baxter International	190,233	15,907,284
Biogen †	42,110	12,495,300
Bristol-Myers Squibb	260,200	16,702,238
Centene †	315,640	19,844,287
Edwards Lifesciences †	67,900	15,840,391
Eli Lilly & Co.	149,072	19,592,533
Merck & Co.	143,800	13,078,610
Varian Medical Systems †	110,280	15,660,863
		129,121,506
Industrials - 12.08%
Alaska Air Group	213,500	14,464,625
Dover	163,800	18,879,588
EMCOR Group	160,100	13,816,630
Huntington Ingalls Industries	70,290	17,634,355
Rockwell Automation	75,700	15,342,119
		80,137,317

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Schedule of investments

Delaware Growth Equity Fund (Unaudited)

		Number of Shares	Value (US$)
	Common Stock ✧ (continued)
	Information Technology - 35.73%
	Adobe †	73,900	$24,372,959
	Akamai Technologies †	152,779	13,197,050
	Apple	67,602	19,851,327
	Automatic Data Processing	118,564	20,215,162
	Cadence Design Systems †	314,350	21,803,316
	Ciena †	355,800	15,189,102
	EPAM Systems †	79,893	16,950,099
	Fortinet †	238,580	25,470,801
	Microsoft	171,850	27,100,745
	Oracle	214,400	11,358,912
	PayPal Holdings †	184,240	19,929,241
	Zebra Technologies Class A †	84,577	21,604,349
			237,043,063
	Total Common Stock (cost $496,558,669)		655,558,300

	Short-Term Investments – 1.36%
	BlackRock FedFund – Institutional Shares (seven-day
	effective yield 1.52%)	1,808,132	1,808,132
	Fidelity Investments Money Market Government
	Portfolio – Class I (seven-day effective yield 1.49%)	1,808,132	1,808,132
	GS Financial Square Government Fund – Institutional
	Shares (seven-day effective yield 1.51%)	1,808,132	1,808,132
	Morgan Stanley Government Portfolio – Institutional Share
	Class (seven-day effective yield 1.48%)	1,808,132	1,808,132
	State Street Institutional US Government Money Market
	Fund – Investor Class (seven-day effective yield 1.45%)	1,808,132	1,808,132
	Total Short-Term Investments (cost $9,040,660)		9,040,660

	Total Value of Securities – 100.18%
	(cost $505,599,329)		664,598,960
	Liabilities Net of Receivables and Other Assets – (0.18%)		(1,181,194)
	Net Assets Applicable to 54,486,044 Shares Outstanding – 100.00%		$663,417,766

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are
	used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

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